SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated	Dec. 31, 2011 As Previously Filed
Consolidation percentage	50.00%												50.00%
Other income (loss), net													$ 5,312		$ (35,676)			$ 36,204	$ (8,501)
Change in fair value of investments in excess mortgage servicing rights - reclassed as part of presentation change																			367
Net adjustment due to correction of error - increase in other income (loss), total other income, net income, Income Applicable to Common Stockholders, total comprehensive income																		45,072
Net Income (Loss)													434,110	304,519	621,662			304,519	259,447
Total comprehensive income													603,474		1,140,073			267,284	222,212
Basic	$ 0.32	$ 1.65	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18	$ 0.35	[1]	$ 1.73	[1]	$ 2.97		$ 10.96	$ 1.80	[2]	$ 3.65	$ 3.09
Diluted	$ 0.32	$ 1.63	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18	$ 0.35	[1]	$ 1.73	[1]	$ 2.94		$ 10.96	$ 1.80	[2]	$ 3.65	$ 3.09
Net adjustment due to correction of error - increase in basic and diluted earnings per share																		$ 0.56
Prepayment penalties, included in interest income													$ 2,700		$ 7,200

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.